Dreyfus Institutional Reserves Funds
-Dreyfus Institutional Treasury & Agency Cash Advantage Fund

Incorporated herein by reference is a supplement to the Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 8, 2019 (SEC Accession No. 0001423799-19-000008).